COMMITMENTS AND CONTINGENCIES	3 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Rent

On November 30, 2017, the Company entered into a lease agreement to rent an office space in Hong Kong for a two-year term at HK$19,500 per month. The Company paid $4,992 (HK$39,000) as a security deposit and for the three months ended December 31, 2017, the Company incurred $2,520 in rent expense.